Expense Example, No Redemption	Jan. 31, 2025 USD ($)
MassMutual Short-Duration Bond Fund | MassMutual Short-Duration Bond Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 103
Expense Example, No Redemption, 3 Years	349
Expense Example, No Redemption, 5 Years	615
Expense Example, No Redemption, 10 Years	1,374
MassMutual High Yield Fund | MassMutual High Yield Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	157
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	865
Expense Example, No Redemption, 10 Years	$ 1,895